Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

NOTE 17—SEGMENT INFORMATION

On October 25, 2013, the Company sold its structured settlement business which was previously reported as an operating segment. The operating results related to the Company’s structured settlement business have been included in discontinued operations in the Company’s Consolidated Statements of Operations for all periods presented and the Company has discontinued segment reporting. See Note 5.